FORM N-CSRS

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ  07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                December 31st

Date of reporting period:                                                      6/30/2017

ITEM  1.   Report to Shareholders.

NORTHQUEST CAPITAL FUND, INC.

SEMI-ANNUAL REPORT

JUNE 30, 2017

(UNAUDITED)

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-239-9136

Ticker: NQCFX

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.

SHAREHOLDER LETTER

JUNE 30, 2017 (UNAUDITED)

To the Shareholders of NorthQuest Capital Fund, Inc.:

Our Fund began the year at a share price of $14.34 and ended the past six months at $16.14.  The Fund’s total return for this period increased 12.55%.  The following table may be helpful in comparing the Fund’s performance with other indexes.

2017 Performance

The Fund and Other Indexes Year-To-Date
NorthQuest Capital Fund 12.55%
Dow Jones Industrial Average 8.03%
NASDAQ Composite 14.07%
S&P500 Index with dividends reinvested 9.34%

Purchases and Sales of Common Stock Securities

NorthQuest sold 1,300 shares of CR Bard, Inc. (“BCR”), 500 shares of PepsiCo Inc. (“PEP”) and 300 shares of United Technologies Corporation (“UTX”). The Fund took the proceeds from these sales of common stock securities and purchased shares of Intercontinental Exchange Inc. (“ICE”), LKQ Corporation (“LKQ”), Microchip Technology Inc. (“MCHP”), Middleby Corporation (“MIDD”), and S&P Global Inc. (“SPGI”). PEP and UTX remain in the Fund’s portfolio but their positions were reduced due to sluggish sales and earnings. NorthQuest sold the entire position of BCR because it is being acquired by Becton Dickinson and Co. (“BDX”).

Intercontinental Exchange Incorporated, Microchip Technology Incorporated, and S&P Global Incorporated are new additions to the Fund’s investment portfolio. Here is information about these companies:

1.

Intercontinental Exchange Inc. – Operates regulated stock exchanges such as the New York Stock Exchange; and also provides trading, data, and listing services for commodities and other asset classes in regulated market places.

2.

Microchip Technology Inc. – Develops, designs and manufactures semiconductor products used in automotive, industrial, and consumer products.

3.

S&P Global Inc. – Provides credit ratings; equity and commodity research; S&P 500, Dow Jones Industrial Average, and other indices; and other financial data services.

The managements of these three aforementioned companies are increasing their sales and earnings in a consistent and cost effective manner. Additionally, these executives seem to be focused on maintaining their competitive advantages by making acquisitions that are related to and a good fit with the parent company.

Last month our shareholders elected four directors to serve one year terms on the Fund’s Board of Directors. Fund shareholders also ratified Sanville & Company as the Fund’s independent public accounting firm to audit the Fund’s year-end financial statements for 2017. The voting results are in section “SHAREHOLDER MEETING” in this report.  Thank you for your votes.

You will find enclosed the Fund’s financial report. Please do not hesitate to call or write me any comments or questions that you may have about this report.

Sincerely,

Peter J. Lencki

President

NORTHQUEST CAPITAL FUND, INC.

TOP TEN HOLDINGS as a Percentage of the Fund's Net Assets

JUNE 30, 2017 (UNAUDITED)

1.	Fiserv, Inc.	11.97%
2.	Stryker Corp.	8.93%
3.	Starbucks Corp.	6.20%
4.	Westinghouse Air Brake Technologies, Corp.	5.12%
5.	Union Pacific Corp.	5.03%
6.	Apple, Inc.	4.83%
7.	Middleby Corp.	4.76%
8.	Microchip Technology, Inc.	4.75%
9.	McCormick & Co., Inc.	4.64%
10.	LKQ Corp.	4.33%
		60.56%

NORTHQUEST CAPITAL FUND, INC.

PORTFOLIO ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
13.92%
Consumer Cyclical
21.72%
Consumer Defensive
8.34%
Financial Services
11.31%
Healthcare
9.09%
Industrials
35.62%

Sectors are categorized using Morningstar® classifications.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 98.15%

Aircraft Engines & Engine Parts - 4.10%
1,200	United Technologies Corp.	$ 146,532

Beverages - 3.55%
1,100	PepsiCo, Inc.	127,039

Electronic Computers - 4.83%
1,200	Apple, Inc.	172,824

Finance Services - 3.74%
1,100	MasterCard, Inc. Class A	133,595

Miscellaneous Food Preparation & Kindred Products - 4.64%
1,700	McCormick & Co., Inc.	165,767

Railroad Equipment - 5.12%
2,000	Westinghouse Air Brake Technologies Corp.	183,000

Railroads, Line-Haul Operating - 5.02%
1,650	Union Pacific Corp.	179,701

Refrigeration & Service Industry Machinery - 4.76%
1,400	Middleby Corp. *	170,114

Retail-Apparel & Accessory Stores - 3.56%
5,500	Hanesbrand, Inc.	127,380

Retail-Eating & Drinking Place - 6.20%
3,800	Starbucks Corp.	221,578

Retail-Lumber & Other Building Materials Dealers - 3.43%
800	Home Depot, Inc.	122,720

Rubber & Plastics Footwear - 3.79%
2,300	NIKE, Inc. Class B	135,700

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.69%
2,000	Intercontinental Exchange, Inc.	131,840

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

Semiconductors & Related Devices - 4.75%
2,200	Microchip Technology, Inc.	$ 169,796

Services-Computer Processing & Data Preparations - 11.97%
3,500	Fiserv, Inc. *	428,190

Services-Computer Programming Services - 4.09%
2,200	Cognizant Technology Solutions Corp.	146,080

Services-Consumer Credit Reporting, Collection Agencies - 3.67%
900	S&P Global, Inc.	131,391

Services-To Dwellings & Other Buildings - 3.98%
3,500	Rollins, Inc.	142,485

Surgical & Medical Instruments - 8.93%
2,300	Stryker Corp.	319,194

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 4.33%
4,700	LKQ Corp. *	154,865

TOTAL COMMON STOCKS (Cost $2,395,595) - 98.15%		3,509,791

TOTAL INVESTMENTS (Cost $2,395,595) - 98.15%		3,509,791

OTHER ASSETS LESS LIABILITIES, NET - 1.85%		66,131

NET ASSETS - 100.00%		$ 3,575,922

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2017 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $2,395,595)	$ 3,509,791
Cash	96,978
Receivables:
Dividends and Interest	1,394
Prepaid Expenses	2,115
Total Assets	3,610,278
Liabilities:
Securities Purchased	24,544
Due to Advisor	3,000
Accrued Expenses	6,812
Total Liabilities	34,356

Net Assets	$ 3,575,922

Net Assets Consist of:
Common Stock, at $0.001 par value	$ 222
Paid In Capital	2,198,297
Accumulated Undistributed Net Investment Loss	(10,959)
Accumulated Realized Gain on Investments	274,166
Unrealized Appreciation in Value of Investments	1,114,196
Net Assets, for 221,583 Shares Outstanding	$ 3,575,922

Net Asset Value Per Share	$ 16.14

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (UNAUDITED)

Investment Income:
Dividends	$ 19,166
Interest	262
Total Investment Income	19,428

Expenses:
Advisory fees	16,976
Transfer Agent fees	3,431
Audit fees	4,687
Custody	2,273
Insurance fees	169
Registration	1,987
Postage & printing	322
State & local taxes	1,000
Other expenses	138
Total Expenses	30,983
Less fees waived and expenses reimbursed by Advisor	(596)
Net Expenses	30,387

Net Investment Loss	(10,959)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	274,166
Net Change in Unrealized Appreciation on Investments	135,438
Realized and Unrealized Gain on Investments	409,604

Net Increase in Net Assets Resulting from Operations	$ 398,645

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (10,959)	$ (17,714)
Net Realized Gain on Investments	274,166	313,737
Unrealized Appreciation on Investments	135,438	26,845
Net Increase in Net Assets Resulting from Operations	398,645	322,868

Distributions to Shareholders from:
Realized Gains	-	(313,680)
Net Change in Net Assets from Distributions	-	(313,680)

Capital Share Transactions	16,999	231,814

Total Increase in Net Assets	415,644	241,002

Net Assets:
Beginning of Period	3,160,278	2,919,276

End of Period (Including Undistributed Net Investment Income (Loss) of $(10,959) and $0, respectively)
	$ 3,575,922	$ 3,160,278

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2017		12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 14.34		$ 14.31	$ 15.81	$ 14.73	$ 11.71	$ 10.85

Income From Investment Operations:
Net Investment Loss *	(0.05)		(0.09)	(0.08)	(0.06)	(0.03)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.85		1.70	(0.93)	1.23	3.05	0.89
Total from Investment Operations	1.80		1.61	(1.01)	1.17	3.02	0.86

Distributions from Realized Capital Gains	-		(1.58)	(0.49)	(0.09)	-	-

Net Asset Value, at End of Period	$ 16.14		$ 14.34	$ 14.31	$ 15.81	$ 14.73	$ 11.71

Total Return **	12.55%	(b)	11.18%	(6.44)%	7.94%	25.79%	7.93%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,576		$ 3,160	$ 2,919	$ 3,192	$ 2,932	$ 2,357
Ratio of Expenses to Average Net Assets
Before Reimbursement	1.83%	(a)	1.90%	1.87%	1.81%	1.79%	1.79%
After Reimbursement	1.79%	(a)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of Net Investment Loss to Average Net Assets
Before Reimbursement	(0.68)%	(a)	(0.69)%	(0.59)%	(0.42)%	(0.25)%	(0.28)%
After Reimbursement	(0.64)%	(a)	(0.58)%	(0.51)%	(0.40)%	(0.25)%	(0.28)%
Portfolio Turnover	13.33%	(b)	30.61%	18.46%	12.88%	0.00%	1.32%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (“the Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015) or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and New Jersey State, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, annually.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Cash and Cash Equivalents:  The Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDTED)

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors have adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDTED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2017:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 3,509,791	$ -	$ -	$ 3,509,791
	$ 3,509,791	$ -	$ -	$ 3,509,791

* Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2017. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net assets of the Fund and are payable monthly.  The investment advisory fee paid to the Advisor for the six months ended June 30, 2017 was $16,976. The Advisor has contractually agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund for expenses if and to the extent that the Fund’s aggregate annual operating expenses exceed 1.79% of the Fund’s daily average net assets until

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDTED)

August 10, 2018. The Advisor waived $596 in advisory fees for the six months ended June 30, 2017.  The Fund owed the Advisor $3,000 at June 30, 2017 for advisory fees.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

4.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2017, there were 500,000,000 shares of $0.001 par value capital stock authorized. Total capital stock and paid-in capital as of June 30, 2017 amounted to $2,198,519. Transactions in capital for the six months ended June 30, 2017 and year ended December 31, 2016 were as follows:

	June 30, 2017		December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	2,346	$ 35,650	13,690	$ 211,482
Shares reinvested	-	-	21,741	313,505
Shares redeemed	(1,220)	(18,651)	(18,972)	(293,173)
Net increase	1,126	$ 16,999	16,459	$ 231,814

5.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, purchases and sales of investment securities other than short-term investments aggregated $438,309 and $450,987, respectively.

6.  TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP.

For the six months ended June 30, 2017, the Fund did not pay any distributions.

The tax character of distributions paid for the year ended December 31, 2016 was as follows:

2016
Long-term capital gain	$313,680

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2016, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$978,758
Undistributed Realized Long-Term Gains	-
Undistributed Ordinary Income	-
Total Distributable Earnings, Net	$978,758

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDTED)

As of June 30, 2017, the tax basis components of unrealized appreciation (depreciation) and cost of investments were as follows:

Gross tax appreciation of investments	$ 1,170,287
Gross tax depreciation of investments	$ (56,091)
Net tax appreciation of investments	$ 1,114,196

Federal tax cost of investments, including short-term investments	$ 2,395,595

7.  CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2017, the Portfolio manager and immediate family members, in aggregate, owned approximately 35.44% of the shares of the Fund.

8.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties.  The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  The Fund expects the risk of loss to be remote.

9.  NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

NORTHQUEST CAPITAL FUND, INC.

EXPENSE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

Expense Example

As a shareholder of the NorthQuest Capital Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,125.52	$9.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.92	$8.95

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NORTHQUEST CAPITAL FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2017 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-239-9136, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-239-9136.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free 1-800-239-9136 to request a copy of the SAI or to make shareholder inquiries.

SHAREHOLDER MEETING

At the Fund’s annual shareholder meeting held on June 15, 2017, shareholders of record on April 27, 2017, elected four directors.  In addition, Fund shareholders ratified Sanville & Company as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

Below are the voting results from the meeting:

Total Shares Voted:	187,797
Total Outstanding Shares:	220,811

Proposal #1. The following four persons were elected to serve as directors of the Fund:

				Shares
	For	Against	Abstain	Returned
Charles G. Camarata	187,797	0	0	187,797
William S. Foote, Jr.	187,797	0	0	187,797
Peter J. Lencki	187,797	0	0	187,797
George Sikora	187,797	0	0	187,797

Total	187,797	0	0	187,797
Percentage of Shares Voted	85.05%	0%	0%	85.05%

NORTHQUEST CAPITAL FUND, INC.

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Proposal #2. The shareholders approved the appointment of Sanville & Company as the Independent Registered Public Accounting Firm for the Fund for fiscal year 2017.

				Shares
	For	Against	Abstain	Returned
Sanville & Company	187,797	0	0	187,797

Total	187,797	0	0	187,797
Percentage of Shares Voted	85.05%	0%	0%	85.05%

NORTHQUEST CAPITAL FUND, INC.

DIRECTORS & OFFICERS

JUNE 30, 2017 (UNAUDITED)

The Fund’s Board of Directors has the ultimate responsibility of operating the Fund.  Information about the Fund’s Directors is provided below.  Additional board member information is included in the SAI, which is available free of charge by calling 1-800-239-9136.

INDEPENDENT DIRECTORS

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Charles G. Camarata Age 73	Director	1 year term; 5 years	Private Investor	None
William S. Foote, Jr. Age 73	Director	1 year term; 2 years	Private Investor	None
George Sikora Age 70	Director	1 year term; 1 year	Private Investor	None

INTERESTED DIRECTOR & OFFICER

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Peter J. Lencki Age 62	Chairman President/Treasurer Chief Compliance Officer	1 year term; 15 years	Portfolio Manager NorthQuest Capital Fund	None
Mary E. Lencki * Age 59	Secretary	1 year term; 15 years	Nurse Brighton Gardens Assisted Living	None

* Directors of the Fund are considered "Interested persons", as define in the Investment Company Act of 1940, because these individuals are affiliated with the Investment Adviser. Mary and Peter Lencki have a "family relationship".

Directors of the Fund are considered “Interested Directors”, as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund’s Investment Adviser.  Mr. Peter Lencki is president/owner of the Fund’s Investment Advisor.

No compensation was paid to either the independent or interested directors during the six months ended June 30, 2017.

Board of Directors

Charles G. Camarata

William S. Foote, Jr.

Peter J. Lencki

George Sikora

Investment Adviser

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

Item  2.  Code of Ethics. Not Applicable

Item 3.  Audit Committee Financial Expert. Not Applicable

Item 4.  Principal Accountant Fees and Services. Not Applicable

Item 5.  Audit Committee of Listed Registrants. Not Applicable.

Item 6.  Schedule of Investments - Included in Item1, report to shareholders, of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End

              Management Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company

              and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal executive and financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a) 12 (a) 2

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSRS.

(b) 12 (b)

A separate certification of the principal executive and principal financial offices required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSRS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date: August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date: August 30, 2017